UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03749

DWS State Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  03/31

Date of reporting period:  7/1/11-8/1/11

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03749
Reporting Period: 07/01/2011 - 08/01/2011
DWS State Tax-Free Trust

===================== A    DWS MASSACHUSETTS TAX-FREE FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS State Tax Free Trust

By (Signature and Title)  /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  4/11/12